Expense Example	Delaware Tax-Free California Fund Class A Expense Example, with Redemption, 1 Year	Delaware Tax-Free California Fund Class A Expense Example, with Redemption, 3 Years	Delaware Tax-Free California Fund Class A Expense Example, with Redemption, 5 Years	Delaware Tax-Free California Fund Class A Expense Example, with Redemption, 10 Years	Delaware Tax-Free California Fund Class C Expense Example, with Redemption, 1 Year	Delaware Tax-Free California Fund Class C Expense Example, with Redemption, 3 Years	Delaware Tax-Free California Fund Class C Expense Example, with Redemption, 5 Years	Delaware Tax-Free California Fund Class C Expense Example, with Redemption, 10 Years	Delaware Tax-Free California Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware Tax-Free California Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware Tax-Free California Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware Tax-Free California Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware Tax-Free Idaho Fund Class A Expense Example, with Redemption, 1 Year	Delaware Tax-Free Idaho Fund Class A Expense Example, with Redemption, 3 Years	Delaware Tax-Free Idaho Fund Class A Expense Example, with Redemption, 5 Years	Delaware Tax-Free Idaho Fund Class A Expense Example, with Redemption, 10 Years	Delaware Tax-Free Idaho Fund Class C Expense Example, with Redemption, 1 Year	Delaware Tax-Free Idaho Fund Class C Expense Example, with Redemption, 3 Years	Delaware Tax-Free Idaho Fund Class C Expense Example, with Redemption, 5 Years	Delaware Tax-Free Idaho Fund Class C Expense Example, with Redemption, 10 Years	Delaware Tax-Free Idaho Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware Tax-Free Idaho Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware Tax-Free Idaho Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware Tax-Free Idaho Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware Tax-Free New York Fund Class A Expense Example, with Redemption, 1 Year	Delaware Tax-Free New York Fund Class A Expense Example, with Redemption, 3 Years	Delaware Tax-Free New York Fund Class A Expense Example, with Redemption, 5 Years	Delaware Tax-Free New York Fund Class A Expense Example, with Redemption, 10 Years	Delaware Tax-Free New York Fund Class C Expense Example, with Redemption, 1 Year	Delaware Tax-Free New York Fund Class C Expense Example, with Redemption, 3 Years	Delaware Tax-Free New York Fund Class C Expense Example, with Redemption, 5 Years	Delaware Tax-Free New York Fund Class C Expense Example, with Redemption, 10 Years	Delaware Tax-Free New York Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware Tax-Free New York Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware Tax-Free New York Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware Tax-Free New York Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware Minnesota High-Yield Municipal Bond Fund Class A Expense Example, with Redemption, 1 Year	Delaware Minnesota High-Yield Municipal Bond Fund Class A Expense Example, with Redemption, 3 Years	Delaware Minnesota High-Yield Municipal Bond Fund Class A Expense Example, with Redemption, 5 Years	Delaware Minnesota High-Yield Municipal Bond Fund Class A Expense Example, with Redemption, 10 Years	Delaware Minnesota High-Yield Municipal Bond Fund Class C Expense Example, with Redemption, 1 Year	Delaware Minnesota High-Yield Municipal Bond Fund Class C Expense Example, with Redemption, 3 Years	Delaware Minnesota High-Yield Municipal Bond Fund Class C Expense Example, with Redemption, 5 Years	Delaware Minnesota High-Yield Municipal Bond Fund Class C Expense Example, with Redemption, 10 Years	Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware National High-Yield Municipal Bond Fund Class A Expense Example, with Redemption, 1 Year	Delaware National High-Yield Municipal Bond Fund Class A Expense Example, with Redemption, 3 Years	Delaware National High-Yield Municipal Bond Fund Class A Expense Example, with Redemption, 5 Years	Delaware National High-Yield Municipal Bond Fund Class A Expense Example, with Redemption, 10 Years	Delaware National High-Yield Municipal Bond Fund Class C Expense Example, with Redemption, 1 Year	Delaware National High-Yield Municipal Bond Fund Class C Expense Example, with Redemption, 3 Years	Delaware National High-Yield Municipal Bond Fund Class C Expense Example, with Redemption, 5 Years	Delaware National High-Yield Municipal Bond Fund Class C Expense Example, with Redemption, 10 Years	Delaware National High-Yield Municipal Bond Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware National High-Yield Municipal Bond Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware National High-Yield Municipal Bond Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware National High-Yield Municipal Bond Fund Institutional Class Expense Example, with Redemption, 10 Years
USD ($)	530	741	969	1,624	260	538	941	2,067	58	226	408	935	534	743	969	1,618	264	540	940	2,061	62	228	408	928	528	731	951	1,582	258	527	922	2,026	56	215	388	890	536	737	954	1,578	266	533	925	2,023	64	221	392	886	533	715	913	1,483	263	511	884	1,930	61	199	348	783